CREDIT IMPAIRMENT CHARGES - Summary of Impairment Losses (Details) - GBP (£) £ in Millions	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Disclosure Of Credit Impairment Loss [Abstract]
Loans and advances to customers	£ 268	£ 102
Recoveries of loans and advances, net of collection costs	7	10
Off-balance sheet credit exposures (See Note 21)	3	(7)
Credit impairment charges	£ 278	£ 105